OTHER INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2019	$ 111,602
2020	104,856
2021	96,834
2022	80,690
2023 and thereafter	114,250
Estimated amortization expense	$ 508,232